IMPAIRMENT CHARGES (REVERSALS) AND ASSET DERECOGNITION - NET - Property, plant and equipment (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / bbl $ / oz
Impairment charges
Property, plant and equipment		$ 689.0
Estimated Gold Price of Year 1			$ 1,700.0
Estimated Gold Price of Year 2			1,700.0
Estimated price of gold per ounce (2023)			$ 1,500.0
Estimated short-term and long-term prices of silver | $ / oz			20
Estimated short-term and long-term oil prices | $ / bbl			55
Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (ii)			$ (689.0)
Inventories (i)		95.2	$ 38.1
Derecognition		99.2
Minimum
Impairment charges
Real discount rate			4.49%
Maximum
Impairment charges
Real discount rate			6.82%
Tasiast Mauritanie Ltd. S.A.
Impairment charges
Tax expense(recovery) on impairment charge		0.0
Carrying amounts of property, plant and equipment		2,455.7
Tasiast Mauritanie Ltd. S.A. | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment		299.5
Chirano Gold Mines Ltd.
Impairment charges
Tax expense(recovery) on impairment charge		71.6
Carrying amounts of property, plant and equipment		240.3
Chirano Gold Mines Ltd. | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment		204.5
Lobo-Marte Mine
Impairment charges
Property, plant and equipment	$ 48.3
Tax expense(recovery) on impairment charge		4.6
Carrying amounts of property, plant and equipment		319.2
Lobo-Marte Mine | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment		185.0
KG Mining (Bald Mountain) Inc.
Impairment charges
Derecognition		49.3
KG Mining (Bald Mountain) Inc. | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Derecognition		$ 49.3